Shareholders' Equity (Details)																1 Months Ended		12 Months Ended
	Jan. 26, 2024 USD ($) $ / shares shares	Jan. 13, 2022 USD ($) $ / shares shares	Aug. 12, 2021 USD ($)	Aug. 12, 2021 JPY (¥)	Dec. 25, 2020 USD ($) shares	Dec. 25, 2020 JPY (¥) shares	Mar. 30, 2017 USD ($) shares	Mar. 30, 2017 JPY (¥) shares	Jul. 30, 2016 USD ($) shares	Jul. 30, 2016 JPY (¥) shares	Oct. 15, 2014 shares	Apr. 25, 2011 USD ($) shares	Apr. 25, 2011 JPY (¥) shares	Dec. 28, 2006 USD ($) shares	Dec. 28, 2006 JPY (¥) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 JPY (¥)	Mar. 31, 2024 USD ($) shares		Mar. 31, 2023 USD ($) shares		Mar. 31, 2022 USD ($) shares		Aug. 18, 2021 shares	Jun. 22, 2021 shares	Mar. 31, 2021 shares	[2]	Feb. 12, 2021 shares	Feb. 05, 2021 shares	Nov. 10, 2020 shares	Oct. 22, 2020 shares	Mar. 31, 2020 shares
Shareholders' Equity [Line Items]
Entity Incorporation, Date of Incorporation																		Dec. 28, 2006
Ordinary shares authorized																		100,000,000		100,000,000
Ordinary shares issued																		42,220,206		36,250,054
Proceeds														$ 85,060	¥ 10,000,000
Ordinary shares outstanding																		42,220,206		36,250,054
Forward stock split, description																		Ordinary Shares at a ratio of 294-for-1 share, which became effective on the same day.
Sale of shares	5,970,152	6,250,000
Purchase price (in Dollars per share) | $ / shares	$ 0.67
Gross proceeds (in Dollars)	$ 4,000,000															$ 37,595	¥ 5,000,000
Public price per share (in Dollars per share) | $ / shares		$ 4
Gross proceeds from IPO (in Dollars) | $		$ 25,000,000																				$ 22,102,984	[1]
Net proceeds (in Dollars) | $		$ 21,400,000
Total restricted net assets (in Dollars) | $																		$ 26,979,030		$ 23,773,242
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized												10,000	10,000	1,000	1,000																	300,000
Ordinary shares issued														1,000	1,000																	90,910
Ordinary shares outstanding																		42,220,206	[2]	36,250,054	[2]	36,250,054	[2]			27,327,594						90,910
Ordinary Shares [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized																								300,000							10,000
Ordinary Shares [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized																								100,000,000							300,000
Mr. Yingjia Yang [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued							490	490
Ordinary shares issued																															8,101
Grand Elec-Tech Limited [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued																									9,090			9,090	9,090	9,090
Mr. Mei Kanayama [Member]
Shareholders' Equity [Line Items]
Proceeds							$ 396,327	¥ 44,100,000	$ 195,960	¥ 20,000,000		$ 248,640	¥ 20,000,000
Mr. Mei Kanayama [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued							4,410	4,410	2,000	2,000		2,000	2,000																		72,909
Mr. Mei Kanayama [Member] | Mr. Yingjia Yang [Member]
Shareholders' Equity [Line Items]
Shares transferred											500
Mr. Yingjia Yang [Member]
Shareholders' Equity [Line Items]
Proceeds							$ 44,036	¥ 4,900,000
SHUR Co., Ltd [Member]
Shareholders' Equity [Line Items]
Proceeds					$ 1,446,012	¥ 150,001,254
SHUR Co., Ltd [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued					2,041	2,041
Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Sale of shares	5,970,152
ADS [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued		250,000
Series of Individually Immaterial Asset Acquisitions [Member] | Grand Elec-Tech Limited [Member]
Shareholders' Equity [Line Items]
Proceeds			$ 1,900,000	¥ 200,007,270

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	Retrospectively restated for effect of share issuances on October 22, 2020 and a 294-for-1 forward split on August 18, 2021.